American National Investment Accounts, Inc.

Supplement dated May 31, 2006 to the Prospectus dated May 1, 2006


On pages 31 and 32, the Portfolio Management section is hereby restated as follows:

SM&Rs portfolio management team uses a disciplined, team approach in providing investment advisory services to the portfolios. While the Portfolio Managers are primarily responsible for the day-to-day portfolio management of the portfolios,all accounts are reviewed on a regular basis by SM&Rs Investment Committee to ensure that they are being invested in accordance with the various portfolios investment objectives and policies.

The statement of additional information contains additional information about the Portfolio Managers compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers ownership of securities of the Portfolios.

Anne M. LeMire, Portfolio Manager. Ms. LeMire is Vice President, Head of Fixed Income for SM&R since 2003 and is a member of the investment committee. She is the Portfolio Manager for the American National Government Bond, High Yield Bond and Money Market Portfolios since 2001. She also served as Assistant Portfolio Manager for these portfolios from 2000 to 2001. She is also the Portfolio Manager for the American National Growth Small-Cap/Mid-Cap Portfolios and Co-Portfolio Manager of the American National Equity Income Portfolio since May 2006. She is Portfolio Manager for the SM&R Government Bond, Tax Free, Primary and Money Market Funds since 2001, all of which are portfolios of SM&R Investments, Inc., another investment company managed by SM&R. She was Assistant Portfolio Manager for these funds from 2000 to 2001. She is also Portfolio Manager for the SM&R Growth Fund and Co-Portfolio Manager of the
SM&R Balanced Fund since May 2006. Ms. LeMire began with SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified Public Accountant designation in 1990. She is a Chartered Financial Analyst.

Edward R. Moore, Portfolio Manager. Mr. Moore joined SM&R in May 2000 as a Portfolio Manager of the Small-Cap/Mid-Cap Portfolio. Mr. Moore graduated from the University of the South in Sewanee, Tennessee with Honors in English in 1961. After serving in the armed forces, Mr. Moore graduated from the University of Virginia School of Law in 1966. Following graduation, Mr. Moore became a member of the Georgia Bar and practiced law with a large Atlanta law firm for two years before entering the securities business in 1968 as a retail stock broker with Eastman, Dillon, Union Securities and Company. Mr. Moore joined Clark, Dodge & Company in 1972 in order to enter the institutional equity side of the securities business. Kidder, Peabody & Company purchased Clark, Dodge & Company in 1974, and Mr. Moore continued his role in the institutional equity business as a vice-president of Kidder, Peabody & Company until General Electric sold Kidder, Peabody in 1994. Before the purchase of Kidder, Peabody & Company by General Electric, Mr. Moore had been a stockholder in Kidder, Peabody & Company. Mr. Moore has been managing his personal investments on a full-time basis since the closure of Kidder, Peabody & Company in late 1994. Mr. Moore has been a general partner of Rutledge Partners since 1996.

John S. Maidlow, Portfolio Manager. Mr. Maidlow is Vice President, Head of Portfolio Management for Securities Management and Research, Inc. since 2003, Portfolio Manager for Private Advisory Clients since 1998 and is a member of the investment committee. He is the Portfolio Manager of American National Equity Income Portfolio and Co-Portfolio Manager of American National Balanced Portfolio since May 2006. He is also Portfolio Manager of SM&R Investments, Inc.s SM&R Equity Income Fund and Co-Portfolio Manager of SM&R Balanced Fund since May 2006. He was previously Portfolio Manager of SM&R Investments, Inc.s SM&R Primary and SM&R Money Market Funds and the American National
Money Market Portfolio from 2000-2002; Assistant Portfolio Manager, SM&R Investments, Inc.s Primary and Money Market Funds and American National
Money Market Portfolio 1998-2000. Mr. Maidlow graduated from the University of Texas, Austin, Texas, with a BBA in Finance in 1979 and from Baylor University, Waco, Texas with a Masters of Business Administration in 1997.
He is a Chartered Financial Analyst.

Darren W. King, Portfolio Manager and Assistant Portfolio Manager. Mr. King is a Senior Securities Analyst and Portfolio Manager, SM&R, since May 2006 and a member of the investment committee. Mr. King is Portfolio Manager for the American National International Stock Portfolio and Assistant Portfolio Manager for the American National Growth, Equity Income and Balanced Portfolios since May 2006. He is also Assistant Portfolio Manager for SM&R Investments, Inc.s SM&R Growth, SM&R Equity Income and SM&R Balanced Funds since May 2006.
Mr. King began his investment career with FCA Corporation as an Associate Financial Planner from 1997-1999 and with Woodway Financial Advisors as Senior Portfolio Manager and Investment Officer from 1999-2006. He graduated from Knox College, Galesburg, Illinois, with a Bachelor of Arts in 1994 and from Texas Tech University, Lubbock, Texas, with a Masters of Business Administration-General Business Concentration in 1997. Mr. King is a
Chartered Financial Analyst.

Gordon D. Dixon, Assistant Portfolio Manager. Mr. Dixon is Director, Senior Vice President and Chief Investment Officer of Securities Management and Research, Inc. and is a member of the investment committee. He has served as Assistant Portfolio Manager of the American National Government Bond, High Yield Bond and Money Market Portfolios since 2001. He is also Assistant Portfolio Manager for SM&R Investments, Inc.s SM&R Government Bond, Tax
Free, Money Market and Primary Funds since 2001. He was previously Assistant Portfolio Manager for SM&R Investments, Inc.s SM&R Growth, Equity Income and Balanced Funds from 2001 to May 2006 and was previously Portfolio Manager and Co-Portfolio Manager of such portfolios. He also served as the Assistant Portfolio Manager of American National Growth, Equity Income, Balanced and International Stock Portfolios from 2001-2006 and was previously a Portfolio Manager and Co-Portfolio Manager of the American National Growth, Equity Income and Balanced Portfolios. Mr. Dixon graduated from the University of South Dakota with a B.A. in Finance and Accounting and from Northwestern University in 1972 with an M.B.A. in Finance and Accounting. He began his investment career in 1972 as an Administrative and Research Manager with Penmark Investments. In 1979, he began working for American Airlines in the management of the $600 million American Airlines Pension Portfolio, of which approximately $100 million was equities. In 1984, he was employed by C&S/ Sovran Bank in Atlanta, GA as Director of Equity Strategy, where he had responsibility for all research, equity trading and quantitative services groups as well as investment policy input of a portfolio of approximately
$7 billion, of which $3.5 billion was equities.

American National Investment Accounts, Inc.

Supplement dated May 31, 2006 to the Statement of Additional Information dated May 1, 2006

With respect to the section that begins on page 55, Investment Advisory and Other Services, Control and Management of SM&R, the second set of bullets in the second paragraph on page 56 is amended to include the following persons:


* Anne M. LeMire is a Portfolio Manager for the Government Bond, High Yield
	Bond and Money Market Portfolios and is Co-Portfolio Manager of the Small-Cap
	/Mid-Cap Portfolio.  She holds this same position with SM&R Investments, Inc.s
	Government Bond, Tax Free, Primary and Money Market Funds.  She is also
	Vice President, Head of Fixed Income with SM&R and serves on the Investment
	Committee of SM&R.
* John S. Maidlow is a Portfolio Manager for the Growth, Equity Income and
	Balanced Portfolios and holds this same position with SM&R Investments, Inc.s
	Growth, Equity Income and Balanced Funds.  He is also Vice President, Head of
	Portfolio Management and serves on the Investment Committee of SM&R.

Under the section Additional Information Regarding Portfolio Managers, Compensation of Portfolio Managers, on pages 61-62, the portfolio manager names are hereby amended to include John S. Maidlow, Anne M. LeMire and Darren W. King. All references to Andrew R. Duncan are deleted. All references to compensation, annual performance bonuses and standard retirement and health benefits remain as stated. There are no other changes to this section.

The section Counsel and Auditors, on page 69, is amended to reflect that the Board of Directors of the Fund appointed BKD LLP, 2800 Post Oak Boulevard, Suite 3200, Houston, TX 77056-6118 as the Funds independent registered public accounting firm beginning with the audit for the fiscal year ended December 31, 2006. This appointment was made at the May 16, 2006 regular meeting of the Funds Board.

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